Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of income / (loss) before income taxes
The components of loss before income taxes are as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Cayman Islands	(7,657)	(16,918)	(13,699)
British Virgin Islands	2,691	(824)	(779)
Hong Kong	(2,478)	7,304	(7,227)
Sweden	1,911	449	8,494
United Kingdom	(35,166)	(26,200)	(17,251)
Americas	(3,752)	785	176
Germany	(1,895)	(3,516)	409
Singapore	—	—	(8,346)
Malaysia	—	—	(34)
Mainland PRC	(98,078)	(98,621)	(29,438)
Total	(144,424)	(137,541)	(67,695)

Schedule of income tax expense recognized in the consolidated statements of comprehensive loss
Income tax benefit (expense) recognized in the consolidated statements of comprehensive loss consisted of the following:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Current income tax benefit (expense)
Mainland PRC	1,060	(1,242)	(168)
Others	(551)	(1,499)	(1,526)
Total current income tax benefit (expense)	509	(2,741)	(1,694)
Deferred income tax benefit
Mainland PRC	—	2,539	464
Others	16	(8)	(14)
Total deferred income tax benefit	16	2,531	450
Income tax benefit (expense)	525	(210)	(1,244)

Schedule of reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rates
A reconciliation of the provision for income taxes to the amount computed by applying the 25% statutory PRC corporate income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year ended December 31, 2025
	US$	%
Tax calculated at the statutory tax rate:	(16,924)	25%
Non-deductible expenses and non-taxable income	1,333	(2)%
Research and development expenses additional deduction	(2,954)	4%
Effect of preferential tax rate	2,720	(4)%
Change in valuation allowance	5,512	(8)%
Prior year return-to-provision true up	405	(1)%
Foreign tax effect:
United Kingdom
Tax rate differential	1,038	(2)%
Change in valuation allowance	2,979	(4)%
Non-deductible expenses	296	—%
Cayman Islands
Tax rate differential	3,425	(5)%
Singapore
Tax rate differential	875	(1)%
Non-taxable income	(669)	1%
Change in valuation allowance	1,881	(3)%
Hong Kong
Tax rate differential	614	(1)%
Change in valuation allowance	877	(1)%
Non-deductible expenses	408	(1)%
Other tax jurisdictions	(572)	1%
Total	1,244	(2)%
Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rates for the years ended December 31, 2023, and 2024 are as follows:

	Year ended December 31,
	2023	2024
Computed expected income tax benefit	25%	25%
Effect of preferential tax rate	(4)%	(7)%
Effect of different tax jurisdiction	(2)%	(4)%
Change in tax rate	(18)%	(4)%
Prior year return-to-provision true up	2%	—%
Non-deductible expenses and non-taxable income	(4)%	(1)%
Research and development expenses additional deduction	6%	5%
Change in valuation allowance	(5)%	(14)%
Actual income tax expense	—%	—%

Schedule of principal components of the deferred tax assets and liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Inventories	435	539
Allowance for doubtful accounts	521	273
Intangible assets	17,224	18,477
Plant, property and equipment	291	263
Contract cost assets	202	15
Accrued product warranties	3,271	3,906
Accrued salaries and benefits	641	442
Accounts payable, accrued expenses and other liabilities	10,471	11,353
Donation	20	21
Government grants	3,456	5,297
Unrealized investment loss of equity method investments	174	—
Operating lease liabilities	1,544	685
Net operating loss carryforwards	69,314	84,889
Total deferred tax assets	107,564	126,160
Less: valuation allowance	(102,576)	(119,072)
Deferred tax assets, net of valuation allowance	4,988	7,088

Deferred tax liabilities:
Operating lease right-of-use assets	(1,640)	(825)
Depreciation of plant, property, and equipment	(1,183)	(3,031)
Unrealized investment gain of equity method investments	—	(966)
Intangible assets	(4,221)	(3,955)
Total deferred tax liabilities	(7,044)	(8,777)
Net deferred tax liabilities	(2,056)	(1,689)
Analyzed as:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets	14	11
Deferred tax liabilities	(2,070)	(1,700)
Net deferred tax liabilities	(2,056)	(1,689)

Schedule of movement of the valuation allowance for the deferred tax assets
The following table presents the movement of the valuation allowance for the deferred tax assets:

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Balance as of January 1,	77,874	81,830	102,576
Increase during the year	6,418	23,648	10,915
Foreign currency translation adjustments	(2,462)	(2,902)	5,581
Balance as of December 31	81,830	102,576	119,072

Schedule of net operating loss carryforwards by the PRC companies will expire during the period from year 2022 to year 2031, if unused by the following year-end
As of December 31, 2025, the net operating loss carryforwards by the PRC companies will expire during the period from year 2026 to year 2035, if unused by the following year-end:

Year ending December 31,	Amount
US$
2026	5,428
2027	14,698
2028	4,246
2029	4,024
2030	3,439
2031	93
2032	102,601
2033	67,322
2034	125,973
2035	61,155
Total	388,979

Schedule of income taxes paid
The amounts of cash income taxes paid by the Company during the year ended December 31, 2025 are as follows:

Year ended December 31, 2025
US$
Mainland PRC	1,105
Hong Kong	942
Sweden	1,068
Other foreign jurisdictions	103
Income taxes, net of amounts refunded	3,218